Exhibit 1. Consolidated subsidiaries, associates and joint ventures (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Equity		$ 48,215,699	$ 43,560,501	$ 43,100,963	$ 48,534,228
Profit (loss) of the year		7,969,394	3,247,480	$ (6,288,979)
Total assets		117,847,412	118,958,977
Total liabilities		$ 69,631,713	$ 75,398,476
Ecopetrol Global Energy SLU [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Spain
Geographic area of operations		Spain
Equity		$ 3,056,580
Profit (loss) of the year		102,120
Total assets		3,056,719
Total liabilities		$ 139
Ecopetrol Oleo e Gas do Brasil Ltda [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Real
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		Brazil
Geographic area of operations		Brazil
Equity		$ 36,385
Profit (loss) of the year		(54,591)
Total assets		50,933
Total liabilities		$ 14,548
Ecopetrol del Peru S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		Peru
Geographic area of operations		Peru
Equity		$ 48,969
Profit (loss) of the year		(2,271)
Total assets		51,792
Total liabilities		$ 2,823
Ecopetrol America Inc [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		United States
Geographic area of operations		United States
Equity		$ 2,964,718
Profit (loss) of the year		163,529
Total assets		3,368,997
Total liabilities		$ 404,279
Black Gold Re Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Reinsurer of Ecopetrol and its subordinates
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 607,199
Profit (loss) of the year		28,135
Total assets		729,125
Total liabilities		$ 121,926
Ecopetrol Germany Gmbh [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		Germany
Geographic area of operations		Angola
Equity		$ 2,345
Profit (loss) of the year		(118)
Total assets		2,773
Total liabilities		$ 428
Hocol petroleum limited [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 2,223,406
Profit (loss) of the year		(135,261)
Total assets		2,223,464
Total liabilities		$ 58
Hocol S.A [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration, exploitation and production of hydrocarbons
Country/Domicile		Cayman Islands
Geographic area of operations		Colombia
Equity		$ 1,529,052
Profit (loss) of the year		(60,103)
Total assets		2,747,950
Total liabilities		$ 1,218,898
Refineria de Cartagena S.A [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	U.S. Dollar
Ownership interest Ecopetrol	[1]	100.00%
Activity	[1]	Refining, commercialization and distribution of hydrocarbons
Country/Domicile	[1]	Colombia
Geographic area of operations	[1]	Colombia
Equity	[1]	$ 17,008,913
Profit (loss) of the year	[1]	39,195
Total assets	[1]	25,805,231
Total liabilities	[1]	$ 8,796,318
Propileno del Caribe Propilco S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Production and commercialization of polypropylene resin
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 1,414,530
Profit (loss) of the year		225,175
Total assets		1,927,883
Total liabilities		$ 513,353
COMAI - Compounding and Masterbatching Industry [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian Peso
Ownership interest Ecopetrol		100.00%
Activity		Manufacture of polypropylene compounds and masterbatches
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 141,580
Profit (loss) of the year		114,241
Total assets		202,879
Total liabilities		$ 61,299
Bioenergy S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian Peso
Ownership interest Ecopetrol		99.04%
Activity		Production of biofuels
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 335,858
Profit (loss) of the year		(237,846)
Total assets		433,582
Total liabilities		$ 97,724
Bioenergy Zona Franca SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian Peso
Ownership interest Ecopetrol		99.04%
Activity		Production of biofuels
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 246,866
Profit (loss) of the year		(197,949)
Total assets		702,627
Total liabilities		$ 455,761
Amandine Holdings Corp. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian Peso
Ownership interest Ecopetrol		99.04%
Activity		On sale
Country/Domicile		Panama
Geographic area of operations		Panama
Equity		$ 6,657
Profit (loss) of the year		0
Total assets		6,657
Total liabilities		$ 0
The Arces Group Corp. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian Peso
Ownership interest Ecopetrol		99.04%
Activity		On sale
Country/Domicile		Panama
Geographic area of operations		Panama
Equity		$ 5,100
Profit (loss) of the year		0
Total assets		5,100
Total liabilities		$ 0
Cenit SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian Peso
Ownership interest Ecopetrol		100.00%
Activity		Storage and transportation by hydrocarbon pipelines
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 13,801,943
Profit (loss) of the year		3,014,820
Total assets		15,243,690
Total liabilities		$ 1,441,747
Oleoducto Central SA - Ocensa [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		72.65%
Activity		Transportation by crude oil pipelines
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 3,014,831
Profit (loss) of the year		1,667,219
Total assets		6,205,436
Total liabilities		$ 3,190,605
Oleoducto de los Llanos [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian Peso
Ownership interest Ecopetrol		65.00%
Activity		Transportation by crude oil pipelines
Country/Domicile		Panama
Geographic area of operations		Colombia
Equity		$ 1,106,571
Profit (loss) of the year		321,792
Total assets		1,919,509
Total liabilities		$ 812,938
Oleoducto de Colombia SA - ODC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian Peso
Ownership interest Ecopetrol		73.00%
Activity		Transportation by crude oil pipelines
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 351,308
Profit (loss) of the year		202,432
Total assets		555,250
Total liabilities		$ 203,942
Bicentenario de Colombia SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian Peso
Ownership interest Ecopetrol		55.97%
Activity		Transportation activity by crude oil pipelines
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 1,069,490
Profit (loss) of the year		385,500
Total assets		3,205,369
Total liabilities		$ 2,135,879
Ecopetrol Capital AG [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Financing, liquidation of financing of group companies or any type of company
Country/Domicile		Switzerland
Geographic area of operations		Switzerland
Equity		$ 1,240,473
Profit (loss) of the year		145,970
Total assets		5,806,746
Total liabilities		$ 4,566,273
Ecopetrol Global Capital SLU [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Euro
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Spain
Geographic area of operations		Spain
Equity		$ 20
Profit (loss) of the year		(51)
Total assets		39
Total liabilities		$ 19
Esenttia Resinas del Peru [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Marketing polypropylene resins and masterbatches
Country/Domicile		Peru
Geographic area of operations		Peru
Equity		$ 3,866
Profit (loss) of the year		(84)
Total assets		15,981
Total liabilities		$ 12,115
Ecopetrol Costa Afuera SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian Peso
Ownership interest Ecopetrol		100.00%
Activity		Offshore Caribbean exploration
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 15,671
Profit (loss) of the year		(69,242)
Total assets		139,192
Total liabilities		$ 123,521
ECP Hidrocarburos de Mexico SA de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Offshore Caribbean exploration
Country/Domicile		Mexico
Geographic area of operations		Mexico
Equity		$ 4,100
Profit (loss) of the year		(3,653)
Total assets		5,851
Total liabilities		$ 1,751
Andean Chemicals Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 5,168,133
Profit (loss) of the year		(526,869)
Total assets		5,169,911
Total liabilities		$ 1,778

[1]	Information taken from the audited financial statements.